ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Textual) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended
	Sep. 30, 2013 CAD	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)	Dec. 16, 2013 CAD	Dec. 31, 2013 Elk Falls Industrial Site [Member] CAD	Dec. 31, 2013 Wastewater Treatment Facility [Member] CAD acre	Dec. 31, 2013 road dedication Facility [Member] acre	Dec. 31, 2013 PRSC Land Developments Ltd [Member] CAD	Dec. 31, 2013 Snowflake Mill [Member] USD ($) acre
Payments for (Proceeds from) Investments								3.0
Assets Held-for-sale, Long Lived			13.5
Multiemployer Plans, Withdrawal Obligation									11.7
Area Of Land, Equipment And Other Assets Sold									19,000
Impairment Severances and Other Closure Costs Discontinued Operations Gross		19.9
Proceeds from Sale of Land Held-for-use	5.8	0.3			8.6	5.8
Area of Land						13.4	3.9
Land				0.5